Simplify Short Term Treasury Futures Strategy ETF
Schedule of Investments
March 31, 2024 (Unaudited)
1
††
The percentage shown for each investment category is the total value of investments in that category as a percentage of the net assets of the Fund. The table depicts the Fund's investments but may not represent the Fund's market exposure to certain derivatives, if any, which are included in Other Assets in Excess of Liabilities.
Principal Value
U.S. Treasury Bills – 97.4%
U.S. Treasury Bill, 5.42%, 4/2/2024(a) ......................................... $ 128,200,000 $ 128,181,427
U.S. Treasury Bill, 5.40%, 4/16/2024(a) ........................................ 2,500,000 2,494,516
U.S. Treasury Bill, 5.39%, 6/6/2024(a) ......................................... 29,000,000 28,722,869
U.S. Treasury Bill, 5.39%, 6/20/2024(a) ........................................ 290,500,000 287,135,687
U.S. Treasury Bill, 5.40%, 6/25/2024(a) ........................................ 11,000,000 10,865,810
Total U.S. Treasury Bills (Cost $457,401,742) ....................................... 457,400,309
Total Investments – 97.4%
(Cost $457,401,742) ........................................................... $ 457,400,309
Other Assets in Excess of Liabilities – 2.6% ........................................... 12,016,947
Net Assets – 100.0% ............................................................ $ 469,417,256
(a) Represents a zero coupon bond. Rate shown reflects the effective yield.
At March 31, 2024, open futures contracts were as follows:
Number of
Contracts
Notional
Value
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Long position contracts:
U.S. 2 Years Note (CBT) ........................... 11,817 $ 2,416,391,871 6/28/24 $ (1,814,614)
Summary of Investment Type††
Industry
% of Net
Assets
U.S. Treasury Bills ................................................................................ 97.4%
Total Investments ................................................................................ 97.4%
Other Assets in Excess of Liabilities .................................................................. 2.6%
Net Assets ..................................................................................... 100.0%